UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.  The schedule of investments for the period ending July 1, 2008 through September 30, 2008 is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2008 (UNAUDITED)

Principal Amount			Value
		Fixed Income Securities
		Asset Backed Securities (0.6% of Net Assets)

		Banking (0.6%)
$2,500,000		Ameriquest Mortgage Securities, Inc., (06-R2-M10), 5.707%, due 04/25/36 (1) (2)	$50,000
2,213,429		Argent Securities, Inc., (06-W3-M10), (144A), 5.707%, due 04/25/36 (Cost $1,870,491, Acquired 03/15/2006) (1) (2) (3) (4)	18,814
1,632,450		Argent Securities, Inc., (06-W4-M10), 5.707%, due 05/25/36 (1) (2)	16,324
2,000,000		Carrington Mortgage Loan Trust, (06-FRE2-M10), (144A), 5.207%, due 10/25/36 (Cost $1,762,231, Acquired 10/05/2006) (1) (2) (3) (4)	40,000
2,000,000		Carrington Mortgage Loan Trust, (06-NC1-M10), (144A), 6.207%, due 01/25/36 (Cost $1,882,813, Acquired 05/19/2006) (1) (2) (3) (4)	120,000
1,500,000		Countrywide Asset-Backed Certificates, (06-26-B), (144A), 4.957%, due 06/25/37 (Cost $1,229,772, Acquired 12/19/2006) (1) (2) (3) (4)	39,000
2,000,000		Countrywide Asset-Backed Certificates, (07-6-M8), 5.207%, due 09/25/37 (1) (2)	78,000
2,000,000		Countrywide Asset-Backed Certificates, (06-5-B), 5.607%, due 08/25/36 (1) (2)	66,000
1,868,100		Countrywide Asset-Backed Certificates, (06-6-B), (144A), 6.207%, due 09/25/36 (Cost $1,611,776, Acquired 03/20/2006) (1) (2) (3) (4)	59,406
2,000,000		First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF5-M10), (144A), 5.207%, due 04/25/36 (Cost $1,800,266, Acquired 04/28/2006) (1) (2) (3) (4)	30,000
174,616		First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF7-M10), (144A), 5.207%, due 05/25/36 (Cost $1,809,382, Acquired 05/19/2006) (1) (2) (3) (4)	436
1,664,733		First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF17-B), (144A), 5.707%, due 12/25/36 (Cost $1,802,408, Acquired 11/15/2006) (1) (2) (3) (4)	8,324
2,000,000		Fremont Home Loan Trust, (06-2-M9), 5.607%, due 02/25/36 (1) (2)	100,000
2,000,000		HSI Asset Securitization Corp. Trust, (06-OPT3-M9), 5.207%, due 02/25/36 (1) (2)	35,000
1,740,000		HSI Asset Securitization Corp. Trust, (07-HE2-M8), 5.707%, due 04/25/37 (1) (2)	87,000
2,000,000		JP Morgan Mortgage Acquisition Corp., (06-NC1-M10), (144A), 5.707%, due 04/25/36 (Cost $1,778,268, Acquired 04/05/2006) (1) (2) (3) (4)	30,000
1,000,000		Saxon Asset Securities Trust, (07-1-B2), 5.457%, due 01/25/47 (1) (2)	35,000
2,000,000		Saxon Asset Securities Trust, (06-2-B4), 5.707%, due 09/25/36 (1) (2)	20,000
2,000,000		Securitized Asset-Backed Receivables LLC Trust, (07-BR1-B2), 5.457%, due 02/25/37 (1) (2)	40,000
2,000,000		Soundview Home Equity Loan Trust, (06-OPT2-M9), (144A), 5.707%, due 05/25/36 (Cost $1,745,625, Acquired 03/14/2006) (1) (2) (3) (4)	30,000
2,000,000		Soundview Home Equity Loan Trust, (06-OPT3-M9), (144A), 5.707%, due 06/25/36 (Cost $1,811,875, Acquired 04/13/2006) (1) (2) (3) (4)	40,000
2,000,000		Structured Asset Securities Corp., (06-WF1-M9), 5.207%, due 02/25/36 (1) (2)	50,000
1,367,983		Structured Asset Securities Corp., (06-NC1-B1), (144A), 5.707%, due 05/25/36 (Cost $1,203,825, Acquired 09/29/2006) (1) (2) (3) (4)	13,680
2,700,000		Structured Asset Securities Corp., (07-EQ1-M9), 5.707%, due 03/25/37 (1) (2)	67,500
		Total Banking	1,074,484
		Total Asset Backed Securities (Cost: $39,645,885)	1,074,484

		Collateralized Debt Obligations (8.0%)

		Banking (0.2%)
1,000,000		FM Leveraged Capital Fund, (06-2A-E), (144A), 6.76%, due 11/15/20 (Cost $1,000,000, Acquired 10/31/2006) (1) (2) (3) (4)	270,535

		Diversified Financial Services-Multi-Sector Holdings (0.0%)
1,500	(6)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46 (Cost $1,417,500, Acquired 11/21/2006) (1) (2) (3) (4) (5)	—

See accompanying Notes to Schedule of Investments.

Principal Amount			Value
$487,728		Mantoloking CDO, Ltd., (06-1A-E), (144A), 0%, due 08/28/46 (Cost $487,728, Acquired 11/21/2006) (1) (2) (3) (4) (5)	$—
		Total Diversified Financial Services-Multi-Sector Holdings	—

		Diversified Financial Services-Specialized Finance (7.8%)
1,500	(6)	ACA CLO, Ltd., (06-2), (144A), 13.07%, due 01/09/21 (Cost $1,395,000, Acquired 11/28/2006) (1) (2) (3) (4)	225,000
4,000,000		ARES CLO, (06-5RA), (144A), 15.64%, due 02/24/18 (Cost $3,840,000, Acquired 03/08/2006) (1) (3) (4)	1,560,000
2,000,000		Avenue CLO, Ltd., (07-6A), (144A), 8.49%, due 07/17/19 (Cost $1,840,000, Acquired 04/24/2007) (1) (3) (4)	760,000
1,000	(6)	Centurion CDO VII, Ltd., (144A), 17.56%, due 01/30/16 (Cost $760,000, Acquired 11/01/2006) (1) (2) (3) (4)	345,000
2,000,000		Clydesdale CLO, Ltd., (06-1A), (144A), 15.14%, due 12/19/18 (Cost $1,860,000, Acquired 01/16/2007) (1) (3) (4)	980,000
1,000,000		CW Capital Cobalt, (06-2A-K), (144A), 7.68%, due 04/26/50 (Cost $1,000,000, Acquired 04/12/2006) (1) (2) (3) (4)	170,000
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 7.21%, due 04/26/50 (Cost $940,000, Acquired 04/12/2006) (1) (2) (3) (4)	319,150
1,771,501		De Meer Middle Market CLO, Ltd., (06-1A), (144A), 23.81%, due 10/20/18 (Cost $1,734,261, Acquired 08/03/2006) (1) (3) (4)	865,765
857,103		De Meer Middle Market CLO, Ltd., (06-1A-E), (144A), 23.62%, due 10/20/18 (Cost $918,497, Acquired 08/03/2006) (1) (2) (3) (4)	408,200
2,000,000		Duane Street CLO, (06-3-A), (144A), 19.67%, due 01/11/21 (Cost $1,860,000, Acquired 11/15/2006) (1) (3) (4)	800,000
2,000	(6)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 12.67%, due 11/20/20 (Cost $1,860,000, Acquired 10/31/2006) (1) (2) (3) (4)	690,238
2,000,000		Galaxy CLO, Ltd., (06-6I), 4.03%, due 06/13/18 (1)	760,000
2,000,000		Galaxy CLO, Ltd., (06-7A), (144A), 11.53%, due 10/13/18 (Cost $1,900,000, Acquired 08/04/2006) (1) (3) (4)	920,000
2,000,000		LCM CDO, LP, (5I), 12.22%, due 03/21/19 (1)	920,000
3,500,000		Octagon Investment Partners X, Ltd., (06-10A), (144A), 11.41%, due 10/18/20 (Cost $3,325,000, Acquired 08/10/2006) (1) (3) (4)	1,368,792
3,000,000		Prospect Park CDO, Ltd., (06-1I), 9.8%, due 07/15/20 (1)	1,350,000
1,750,000	(6)	Vertical CDO, Ltd., (06-1), (144A), 0%, due 04/22/46 (Cost $1,697,500, Acquired 05/16/2006) (1) (2) (3) (4) (5)	350,000
1,000,000	(6)	Whitehorse III, Ltd., (144A), 11.49%, due 05/01/18 (Cost $900,000, Acquired 02/22/2007) (1) (2) (3) (4)	320,000
		Total Diversified Financial Services-Specialized Finance	13,112,145

		Thrifts & Mortgage Finance (0.0%)
10,000		Bering CDO, Ltd., (06-1A), (144A), 0%, due 09/07/46 (Cost $870,000, Acquired 08/03/2006) (1) (2) (3) (4) (5)	—
1,097,181		Bering CDO, Ltd., (06-1A-C), (144A), 0%, due 09/07/46 (Cost $1,000,000, Acquired 08/03/2006) (1) (2) (3) (4) (5)	—
2,000,000		Fortius Funding, Ltd., (06-2-A), (144A), 0%, due 02/03/42 (Cost $1,900,000, Acquired 11/03/2006) (1) (3) (4) (5)	200
1,008,686		Fortius Funding, Ltd., (06-2-AE), (144A), 0%, due 02/03/42 (Cost $955,559, Acquired 11/06/2006) (1) (2) (3) (4) (5)	101
1,000	(6)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41 (Cost $970,000, Acquired 03/13/2006) (1) (2) (3) (4) (5)	100

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$1,044,706	GSC ABS CDO, Ltd., (06-3GA-D), (144A), 0%, due 06/02/42 (Cost $985,103, Acquired 12/07/2006) (1) (2) (3) (4) (5)	$—
1,676,105	Hudson Mezzanine Funding, (06-1-AE), (144A), 0%, due 04/12/42 (Cost $1,553,359, Acquired 10/25/2006) (1) (2) (3) (4) (5)	—
1,500,000	Hudson Mezzanine Funding, (06-1A-INC), (144A), 0%, due 04/12/42 (Cost $1,395,000, Acquired 10/25/2006) (1) (3) (4) (5)	150
2,000,000	Vertical CDO, Ltd., (06-2A), (144A), 0%, due 05/09/46 (Cost $1,860,000, Acquired 05/19/2006) (1) (3) (4) (5)	—
2,171,422	Vertical CDO, Ltd., (06-2A-C), (144A), 0%, due 05/09/46 (Cost $2,171,422, Acquired 05/19/2006) (1) (2) (3) (4) (5)	—
	Total Thrifts & Mortgage Finance	551
	Total Collateralized Debt Obligations (Cost: $13,383,231)	13,383,231

	Collateralized Mortgage Obligations (100.9%)

	Private Mortgage-Backed Securities (40.1%)
5,250,000	Adjustable Rate Mortgage Trust, (05-11-2A3), 5.325%, due 02/25/36 (2)	3,144,380
3,192,360	Adjustable Rate Mortgage Trust, (05-4-6A22), 5.29%, due 08/25/35 (2)	1,760,240
4,476,121	American Home Mortgage Assets, (05-2-2A1A), 5.986%, due 01/25/36 (2)	3,389,050
4,008,132	Banc of America Funding Corp., (07-6-A2), 3.487%, due 07/25/37 (2)	2,559,839
2,727,890	Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.96%, due 03/25/36	1,602,795
3,500,000	Citi Mortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36	2,238,354
3,000,000	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37	1,682,636
4,000,000	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,599,018
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	1,790,636
2,793,926	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	2,045,377
2,387,453	Countrywide Home Loans, (04-HYB4-B1), 4.586%, due 09/20/34 (2)	1,533,714
213,718,030	Countrywide Home Loans, (06-14-X), 0.341%, due 09/25/36 (I/O)(2)	1,734,939
256,080,849	Countrywide Home Loans, (06-15-X), 0.385%, due 10/25/36 (I/O)(2)	2,290,336
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	2,367,890
3,864,231	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	3,135,396
37,440,363	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 3.343%, due 11/25/36 (I/O) (I/F)(2)	2,141,134
2,493,435	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.1%, due 08/25/37 (2)	187,008
6,554,096	GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	4,309,756
1,061,817	GSR Mortgage Loan Trust, (04-3F-2A10), 9.056%, due 02/25/34 (I/F)(2)	997,834
3,909,940	GSR Mortgage Loan Trust, (06-1F-1A5), 12.887%, due 02/25/36 (I/F) (TAC)(2)	3,163,789
4,451,086	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.938%, due 03/25/37 (2)	3,090,537
4,228,919	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	3,069,949
2,500,000	Novastar Home Equity Loan, (04-2-M4), 4.407%, due 09/25/34 (2)	1,148,946
2,447,476	Residential Accredit Loans, Inc., (05-QA7-M1), 5.428%, due 07/25/35 (2)	607,453
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	1,740,214
13,145,015	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O)	1,971,752
291,164,790	Residential Funding Mortgage Securities, (06-S9-AV), 0.298%, due 09/25/36 (I/O)(2)	2,171,536
3,093,266	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.87%, due 10/25/35 (2)	1,990,266
3,598,826	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.13%, due 01/25/36 (2)	2,778,009
2,767,508	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 6%, due 04/25/36	2,094,341
1,947,970	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 3.287%, due 01/25/38 (2) (3)	1,597,335
	Total Private Mortgage-Backed Securities	66,934,459

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
	U.S. Government Agency Obligations (60.8%)
$4,460,936	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33 (P/O)	$1,967,575
3,258,000	Federal Home Loan Mortgage Corp., (2684-SN), 15.813%, due 10/15/33 (I/F)(2)	2,120,816
5,688,598	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33 (P/O)	3,913,822
1,670,011	Federal Home Loan Mortgage Corp., (2727-AS), 5.344%, due 07/15/32 (I/F)(2)	954,373
3,278,006	Federal Home Loan Mortgage Corp., (2857-OM), 0%, due 09/15/34 (P/O)	1,891,823
1,950,546	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34 (P/O)	1,298,321
3,358,313	Federal Home Loan Mortgage Corp., (2937-SW), 12.375%, due 02/15/35 (I/F) (TAC)(2)	2,380,376
832,360	Federal Home Loan Mortgage Corp., (2950-GS), 9.813%, due 03/15/35 (I/F)(2)	264,319
3,144,097	Federal Home Loan Mortgage Corp., (2951-NS), 9.813%, due 03/15/35 (I/F)(2)	2,299,830
1,529,079	Federal Home Loan Mortgage Corp., (2962-GT), 16%, due 04/15/35 (I/F) (TAC)(2)	1,562,682
987,732	Federal Home Loan Mortgage Corp., (2990-JK), 12.052%, due 03/15/35 (I/F)(2)	886,444
3,352,073	Federal Home Loan Mortgage Corp., (3000-SR), 11.875%, due 03/15/35 (I/F) (TAC)(2)	2,671,348
2,242,315	Federal Home Loan Mortgage Corp., (3014-SJ), 6.863%, due 08/15/35 (I/F)(2)	1,334,553
1,607,354	Federal Home Loan Mortgage Corp., (3019-SQ), 17.019%, due 06/15/35 (I/F)(2)	1,355,240
2,223,595	Federal Home Loan Mortgage Corp., (3035-TP), 6.5%, due 12/15/33 (I/F)(2)	1,880,875
2,041,582	Federal Home Loan Mortgage Corp., (3062-HO), 0%, due 11/15/35 (P/O)	1,315,145
3,226,609	Federal Home Loan Mortgage Corp., (3063-JS), 15.359%, due 11/15/35 (I/F)(2)	1,946,946
1,556,700	Federal Home Loan Mortgage Corp., (3074-LO), 0%, due 11/15/35 (P/O)	920,662
468,454	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35 (PAC)	427,190
2,628,760	Federal Home Loan Mortgage Corp., (3077-ZW), 4.5%, due 08/15/35	2,313,306
1,813,343	Federal Home Loan Mortgage Corp., (3081-PO), 0%, due 07/15/33 (P/O)	1,409,226
2,184,497	Federal Home Loan Mortgage Corp., (3092-CS), 12.81%, due 12/15/35 (I/F) (TAC)(2)	2,245,626
2,274,394	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35 (P/O) (TAC)	1,928,030
2,819,318	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35 (P/O)	1,945,334
25,533,931	Federal Home Loan Mortgage Corp., (3122-SG), 3.143%, due 03/15/36 (I/O) (I/F) (TAC) (PAC)(2)	985,794
2,602,891	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36 (P/O)	2,287,718
1,948,802	Federal Home Loan Mortgage Corp., (3146-SB), 14.529%, due 04/15/36 (I/F)(2)	1,550,594
1,258,231	Federal Home Loan Mortgage Corp., (3153-NK), 14.456%, due 05/15/36 (I/F)(2)	1,138,232
2,009,874	Federal Home Loan Mortgage Corp., (3161-SA), 14.346%, due 05/15/36 (I/F)(2)	1,592,845
3,139,334	Federal Home Loan Mortgage Corp., (3171-GO), 0%, due 06/15/36 (P/O) (PAC)	2,830,843
5,966,846	Federal Home Loan Mortgage Corp., (3171-OJ), 0%, due 06/15/36 (P/O)	3,387,405
3,404,911	Federal Home Loan Mortgage Corp., (3185-SA), 6.683%, due 07/15/36 (I/F)(2)	2,254,780
1,387,996	Federal Home Loan Mortgage Corp., (3186-SB), 13.613%, due 07/15/36 (I/F)(2)	1,165,246
4,829,506	Federal Home Loan Mortgage Corp., (3225-AO), 0%, due 10/15/36 (P/O)	3,204,799
2,403,002	Federal Home Loan Mortgage Corp., (3330-SB), 14.713%, due 06/15/37 (I/F) (TAC)(2)	2,420,508
3,271,682	Federal Home Loan Mortgage Corp., (3349-SD), 13.429%, due 07/15/37 (I/F)(2)	2,758,156
1,874,281	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36 (P/O)	1,143,327
3,602,272	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	3,344,995
3,704,674	Federal National Mortgage Association, (05-13-JS), 7.216%, due 03/25/35 (I/F)(2)	1,427,544
1,942,239	Federal National Mortgage Association, (05-44-TS), 9.144%, due 03/25/35 (I/F) (TAC)(2)	1,497,953
2,094,842	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35 (P/O)	1,746,164
2,923,909	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35 (P/O)	2,023,213
1,169,544	Federal National Mortgage Association, (05-87-ZQ), 4.5%, due 10/25/25	1,073,386
1,360,071	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35 (I/F) (TAC)	1,390,804
1,067,520	Federal National Mortgage Association, (06-14-SP), 15.422%, due 03/25/36 (I/F) (TAC)(2)	1,039,125
1,390,081	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36 (P/O)	935,400

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$2,373,613	Federal National Mortgage Association, (06-44-C), 0%, due 12/25/33 (P/O)	$1,759,181
3,604,348	Federal National Mortgage Association, (06-45-SP), 11.451%, due 06/25/36 (I/F)(2)	3,618,012
1,876,092	Federal National Mortgage Association, (06-57-SA), 11.231%, due 06/25/36 (I/F)(2)	1,620,897
2,000,000	Federal National Mortgage Association, (06-67-DS), 11.19%, due 07/25/36 (I/F)(2)	1,752,463
28,010,009	Federal National Mortgage Association, (07-48-SD), 2.893%, due 05/25/37 (I/O) (I/F)(2)	1,330,671
2,340,578	Federal National Mortgage Association, (07-58-SL), 8.108%, due 06/25/36 (I/F)(2)	1,572,564
5,956,506	Government National Mortgage Association, (05-45-DK), 12.048%, due 06/16/35 (I/F)(2)	5,578,438
81,554,873	Government National Mortgage Association, (06-61-SA), 1.563%, due 11/20/36 (I/F) (I/O) (TAC)(2)	1,656,844
	Total U.S. Government Agency Obligations	101,321,763
	Total Collateralized Mortgage Obligations (Cost: $175,548,505)	168,256,222

	Other Fixed Income (10.5%)

	Financial Services (10.5%)
19,435,000	Dow Jones CDX, Series 10, (144A), 8.875%, due 06/29/13 (3) (7)	17,491,500
	Total Other Fixed Income (Cost: $18,913,888)	17,491,500
	Total Fixed Income Securities (Cost: $ 247,491,509) (120.0%)	200,205,437

	Convertible Securities

	Convertible Corporate Bonds (4.7%)

	Banking (0.6%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	697,256
683,000	National City Corp., 4%, due 02/01/11	321,010
	Total Banking	1,018,266

	Electronics (1.0%)
736,000	Agere Systems, Inc., 6.5%, due 12/15/09	747,040
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	32,605
751,000	LSI Logic Corp., 4%, due 05/15/10 (8)	714,389
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37 (3)	283,065
	Total Electronics	1,777,099

	Healthcare Providers (0.5%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35 (8)	808,378

	Media - Broadcasting & Publishing (0.1%)
319,000	Ciena Corp., 0.875%, due 06/15/17	159,500

	Medical Supplies (0.2%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12 (3)	136,000
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10 (3)	145,800
	Total Medical Supplies	281,800

	Metals (0.1%)
370,000	Coeur d’Alene Mines Corp., 3.25%, due 03/15/28	227,147

	Oil & Gas (0.8%)
99,000	Hercules Offshore, Inc., (144A), 3.375%, due 06/01/38 (1) (3) (4)	73,568
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	419,742

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	$407,193
442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37	402,220
	Total Oil & Gas	1,302,723

	Pharmaceuticals (0.3%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11 (3)	516,311

	Real Estate (1.0%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1) (3) (4)	1,520,793
180,000	ProLogis, 2.625%, due 05/15/38 (8)	129,825
	Total Real Estate	1,650,618

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13 (3) (8)	135,534
	Total Convertible Corporate Bonds (Cost: $9,258,041)	7,877,376

Number of Shares
	Convertible Preferred Stocks (5.2%)

	Airlines (0.5%)
17,850	Bristow Group, Inc. $2.75	767,550

	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	243,415

	Containers & Packaging (0.2%)
25,261	Smurfit-Stone Container Corp., $1.75	335,496

	Diversified Financial Services (1.2%)
1,160	Bank of America Corp., $72.50	972,080
38,900	CIT Group, Inc., $1.9375	346,988
11,500	Credit Suisse, Inc. $1.9602	737,886
1,568	Lehman Brothers Holdings, Inc., $87.50 (9)	1,568
	Total Diversified Financial Services	2,058,522

	Electric Utilities (0.4%)
16,500	AES Corp., $3.375	632,775

	Financial Services (0.1%)
2,724	Vale Capital, Ltd., Series A, $2.75	105,044
1,612	Vale Capital, Ltd., Series B, $2.75 (8)	65,387
	Total Financial Services	170,431

	Insurance (0.6%)
13,105	Reinsurance Group of America, Inc., $2.875	779,747
41,687	XL Capital, Ltd., $1.75 (8)	291,809
	Total Insurance	1,071,556

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
	Media (0.3%)
800	Interpublic Group of Companies, Inc., (144A), $52.50 (3)	$527,200

	Oil, Gas & Consumable Fuels (0.5%)
8,445	Chesapeake Energy Corp., $4.50 (8)	840,278

	Pharmaceuticals (0.2%)
330	Mylan, Inc., $65.00	259,050

	Road & Rail (0.6%)
660	Kansas City Southern, $51.25	1,010,790

	Utilities (0.5%)
16,100	Entergy Corp., $2.125	843,238
	Total Convertible Preferred Stocks (Cost: $12,313,401)	8,760,301
	Total Convertible Securities (Cost: $ 21,571,442) (9.9%)	16,637,677

	Common Stock

	Aerospace & Defense (0.1%)
1,900	Honeywell International, Inc.	78,945

	Automobiles (0.1%)
8,150	General Motors Corp. (8)	77,018

	Chemicals (0.1%)
5,500	Du Pont (E.I.) de Nemours & Co.	221,650

	Commercial Services & Supplies (0.1%)
1,900	Avery Dennison Corp.	84,512
3,000	Waste Management, Inc. (8)	94,470
	Total Commercial Services & Supplies	178,982

	Computers & Peripherals (0.2%)
4,100	Dell, Inc. (10)	67,568
1,400	Hewlett-Packard Co. (8)	64,736
1,800	International Business Machines Corp.	210,528
	Total Computers & Peripherals	342,832

	Containers & Packaging (0.1%)
7,800	Packaging Corp. of America	180,804

	Diversified Financial Services (0.3%)
6,100	Citigroup, Inc.	125,111
5,600	JPMorgan Chase & Co. (8)	261,520
1,000	NYSE Euronext (8)	39,180
	Total Diversified Financial Services	425,811

	Diversified Telecommunication Services (0.2%)
5,500	AT&T, Inc.	153,560
38,400	Qwest Communications International, Inc. (8)	124,032

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
7,837	Windstream Corp. (8)	$85,737
	Total Diversified Telecommunication Services	363,329

	Electric Utilities (0.1%)
4,300	American Electric Power Co., Inc. (8)	159,229

	Electronic Equipment & Instruments (0.1%)
4,000	Tyco Electronics, Ltd.	110,640

	Financial Services (0.1%)
7,200	Blackstone Group, LP (The) (8)	110,448

	Food & Staples Retailing (0.0%)
3,300	Whole Foods Market, Inc. (8)	66,099

	Food Products (0.2%)
6,900	Kraft Foods, Inc., Class A	225,975
13,500	Sara Lee Corp. (8)	170,505
	Total Food Products	396,480

	Health Care Equipment & Supplies (0.0%)
1,100	Boston Scientific Corp. (10)	13,497

	Health Care Providers & Services (0.1%)
1,900	Aetna, Inc.	68,609
23,740	Tenet Healthcare Corp. (8) (10)	131,757
	Total Health Care Providers & Services	200,366

	Household Durables (0.0%)
1,700	Sony Corp. (ADR) (8)	52,479

	Household Products (0.1%)
3,400	Kimberly-Clark Corp. (8)	220,456

	Industrial Conglomerates (0.2%)
7,700	General Electric Co. (8)	196,350
3,100	Tyco International, Ltd.	108,562
	Total Industrial Conglomerates	304,912

	Insurance (0.2%)
4,300	Travelers Cos., Inc. (The)	194,360
4,900	XL Capital, Ltd. , Class A	87,906
	Total Insurance	282,266

	Leisure Equipment & Products (0.1%)
6,900	Mattel, Inc.	124,476

	Media (0.2%)
5,750	Comcast Corp., Class A	112,872
9,600	Regal Entertainment Group, Class A (8)	151,488

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
3,500	Time Warner, Inc. (8)	$45,885
	Total Media	310,245

	Metals & Mining (0.1%)
3,400	Alcoa, Inc. (8)	76,772

	Multi-Utilities (0.0%)
1,500	Ameren Corp. (8)	58,545

	Oil, Gas & Consumable Fuels (0.3%)
500	BP plc (ADR)	25,085
2,800	Chevron Corp. (8)	230,944
3,200	ConocoPhillips (8)	234,400
2,000	Valero Energy Corp. (8)	60,600
	Total Oil, Gas & Consumable Fuels	551,029

	Paper & Forest Products (0.1%)
6,200	Louisiana-Pacific Corp. (8)	57,660
6,000	MeadWestvaco Corp. (8)	139,860
	Total Paper & Forest Products	197,520

	Pharmaceuticals (0.2%)
4,800	Bristol-Myers Squibb Co.	100,080
9,600	Pfizer, Inc.	177,024
4,400	Watson Pharmaceuticals, Inc. (8) (10)	125,400
	Total Pharmaceuticals	402,504

	Real Estate Investment Trusts (REITs) (0.0%)
2,400	Hospitality Properties Trust (8)	49,248

	Road & Rail (0.0%)
1	Kansas City Southern (10)	44

	Semiconductors & Semiconductor Equipment (0.1%)
3,500	Intel Corp. (8)	65,555
9,000	LSI Corp. (10)	48,240
	Total Semiconductors & Semiconductor Equipment	113,795

	Specialty Retail (0.1%)
8,300	Gap, Inc. (The) (8)	147,574
3,100	Home Depot, Inc. (The)	80,259
	Total Specialty Retail	227,833

	Thrifts & Mortgage Finance (0.1%)
7,700	New York Community Bancorp, Inc. (8)	129,283

	Wireless Telecommunication Services (0.1%)
12,900	Motorola, Inc.	92,106
	Total Common Stock (Cost: $ 7,486,985) (3.7%)	6,119,643

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
	Short-Term Investments

	Money Market Investments (7.3%)
12,175,880	State Street Navigator Securities Lending Trust, 2.83% (11)	$12,175,880

Principal Amount
	Other Short-Term Investments (0.2%)
$333,739	State Street Bank & Trust Co. Depository Reserve, 1%	333,739
	Total Short-Term Investments (cost $12,509,619) (7.5%)	12,509,619

	TOTAL INVESTMENTS (Cost $289,059,555) (141.1%)	235,472,376
	LIABILITIES IN EXCESS OF OTHER ASSETS (-41.1%)	(68,641,305)

	NET ASSETS (100.0%)	$166,831,071

(1)		Illiquid security.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $33,209,997 or 19.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Restricted Security (Note 4)
(5)		As of September 30, 2008, security is not accruing interest.
(6)		Represents number of preferred shares.
(7)		Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
(8)		Security partially or fully lent (Note 3).
(9)		Company is in default and is not making interest and/or dividend payments.
(10)		Non-income producing security.
(11)		Represents investment of security lending collateral (Note 3)
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

Industry*	Percentage of Net Assets
U.S. Government Agency Obligations	60.8%
Private Mortgage-Backed Securities	40.1
Financial Services	10.7	(1)
Diversified Financial Services-Specialized Finance	7.8
Diversified Financial Services	1.5
Banking	1.4
Electronics	1.0
Real Estate	1.0
Oil, Gas & Consumable Fuels	0.8
Insurance	0.8
Oil & Gas	0.8
Pharmaceuticals	0.7
Road & Rail	0.6
Utilities	0.5
Media	0.5
Healthcare Providers	0.5
Electric Utilities	0.5
Airlines	0.5
Containers & Packaging	0.3
Food Products	0.2
Diversified Telecommunication Services	0.2
Computers & Peripherals	0.2
Industrial Conglomerates	0.2
Medical Supplies	0.2
Commercial Services	0.1
Specialty Retail	0.1
Metals	0.1
Chemicals	0.1
Household Products	0.1
Health Care Providers & Services	0.1
Paper & Forest Products	0.1
Commercial Services & Supplies	0.1
Media - Broadcasting & Publishing	0.1
Retailers	0.1
Thrifts & Mortgage Finance	0.1
Leisure Equipment & Products	0.1
Semiconductors & Semiconductor Equipment	0.1
Electronic Equipment & Instruments	0.1
Wireless Telecommunication Services	0.1
Aerospace & Defense	0.1
Automobiles	0.1

See accompanying Notes to Schedule of Investments.

Metals & Mining	0.1
Food & Staples Retailing	0.0	*
Multi-Utilities	0.0	*
Household Durables	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Health Care Equipment & Supplies	0.0	*
Short-Term Investments	7.5
Total	141.1%

* Value rounds to less than 0.1% of net assets.

(1) The percentage includes the Fund’s investment in Dow Jones CDX, Series 10, a pass through index bond consisting of high yield credit default swaps, originally of 100 companies across more than 30 industries.  For industry classification purposes, the Fund looks through the bond to the underlying companies.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	September 30, 2008

Note 1 – Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.  TCW Investment Management Company (“the Advisor”) is the Investment Advisor to the Fund and is registered under the Investment Advisors Act of 1940.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

The Fund invests in asset-backed securities and collateralized debt obligation securities which are valued based on prices supplied by dealers who make markets in such securities. However, such markets have become illiquid, and therefore, the values of these securities may differ from the realizable values had a liquid market existed for these investments, and the differences could be material. At September 30, 2008, the total value of these securities amount to $14,457,715 or 8.7% of the Fund’s net assets.

The Fund invests a portion of its assets in below-investment grade debt securities, including asset-backed securities and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly securities with sub-prime exposure, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.  At September 30, 2008, there were no fair valued securities in the Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,023,589
Level 2 - Other Significant Observable Inputs	208,991,072
Level 3 - Significant Unobservable Inputs	14,457,715
Total	$235,472,376

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2007	$33,493,021
Accrued discounts/premiums	19,650
Realized gain (loss) and change in unrealized appreciation/depreciation	(18,172,300)
Net purchases (sales)	(882,656)
Net transfers in and/or out of Level 3	—
Balance, as of 9/30/08	$14,457,715
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	$(10,021,486)

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2008, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$10,084,229
Depreciated securities	(64,786,278)
Net unrealized appreciation/(depreciation)	(54,702,049)
Cost of securities for federal income tax purposes	$290,174,425

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at September 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore, no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Note 3—Security Lending:

During the period ended September 30, 2008, the Fund lent securities to brokers. The brokers provided cash as collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At September 30, 2008, the cash collateral received from borrowing brokers was $12,175,880, which was 102.46% of the value of loaned securities.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at September 30, 2008.  However, certain 144A securities were deemed illiquid as of September 30, 2008 and therefore were considered restricted.  Aggregate cost and fair value of such securities held at September 30, 2008 were as follows:

		Value as a
		Percentage of
Aggregate Cost	Aggregate Value	Fund’s Net Assets
$30,668,047	$12,660,317	7.60%

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provided reasonable assurances that material information relating to the Registrant is made known to them by appropriate persons as of a date within 90 days prior to the filing date of this report, based on their evaluation of controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	November 14, 2008

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	November 14, 2008